Balance Sheet Components - Schedule of accrued expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Compensation payable	$ 224,812	$ 171,851	$ 597,849
Commission liability	78,176	58,771
Accrued employee taxes	791,534	591,992
Accrued mobile expenses	10,000	177,099
Other accrued liabilities	86,596	100,111	112,427
Accrued expenses	$ 1,191,118	$ 1,099,824	$ 1,059,532